Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cash flows from operating activities:
Net loss	$ (1,081,775)	$ (9,513,271)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	575,210	552,958
Stock-based compensation - related party	120,000	1,312,000
Loss on disposition of property and equipment	162,451	0
Amortization of debt discount	585,091	180,172
Financing fees related to notes payable	20,000	10,400
Realized loss on sale of investments	733	32,770
Unrealized gain on investments	(6,617)	0
Change in fair value of derivative liabilities	(782,258)	2,468,339
Digital currency theft loss	33,037	0
Loss on conversion of debt	4,592	0
Stock-based compensation	0	82,057
Impairment of assets	0	2,097,930
Abandonment of leasehold improvements	0	107,150
Loss on exchange of Series B preferred stock	0	1,650,000
Loss on settlement of warrants	0	500,000
Changes in assets and liabilities:
Digital currencies	(451,546)	(251,627)
Prepaid expenses and other current assets	0	5,750
Equipment deposits	0	(27,971)
Deposits	0	13,973
Accounts payable	45,415	12,055
Accrued expenses	51,513	10,395
Due to related party	53,053	48,880
Net cash used in operating activities	(671,101)	(708,040)
Cash flows from investing activities:
Net proceeds from the sale of investments	714,126	231,782
Purchase of property and equipment	(123,349)	(42,447)
Purchase of investments	(372,586)	0
Net cash provided by investing activities	218,191	189,335
Cash flows from financing activities:
Proceeds from convertible notes payable	534,000	500,945
Proceeds from PPP loan payable	7,583	0
Repayment of convertible notes payable	(130,308)	0
Proceeds from stock subscriptions	0	25,000
Net cash provided by financing activities	411,275	525,945
Net increase (decrease) in cash	(41,635)	7,240
Cash, beginning of year	48,310	41,070
Cash, end of year	6,675	48,310
Supplemental disclosure of cash flow information:
Cash paid for interest	1,160	29,257
Cash paid for income taxes	0	0
Non-cash investing and financing activities:
Equipment deposits for property and equipment	27,971	3,896
Debt discount for derivative liabilities	$ 270,354	$ 438,720
Common shares issued in conversion of debt	994,887	257,767
Common shares issued in Series B preferred share stock Exchange Agreement	$ 479,800	$ 120,000
Settlement of derivative liabilities	$ 461,236	$ 5,564,359
Return common shares for Series B preferred shares	3,000
Inventories for property and equipment	$ 0	$ 114,851
Series B preferred shares for property and equipment	0	3,003,422
Series B preferred shares returned and cancelled	$ 0	$ 3
Common shares issued in conversion of Series B preferred stock		98
Common shares issued for debt discount	$ 0	$ 53,250
Common shares issued in cashless exercise of warrants	0	1,891
Series B preferred shares issued for stock subscription payable	$ 0	$ 35,000